UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
ARGENTINA — 1.4%
MercadoLibre	91,000	$11,892,790

BELGIUM — 1.4%
UCB	162,000	12,535,990

BRAZIL — 1.2%
Cielo	804,000	10,259,134

CHINA — 5.9%
Alibaba Group Holding ADR *	345,000	27,027,300
Baidu ADR *	137,000	23,654,420

		50,681,720

INDIA — 11.2%
Asian Paints	974,000	13,410,345
Eicher Motors	47,293	14,066,743
Housing Development Finance	1,687,000	35,266,973
ITC	2,561,800	13,025,113
Motherson Sumi Systems	1,912,500	10,363,643
Titan Company	2,038,000	10,287,230

		96,420,047

JAPAN — 2.0%
Ono Pharmaceutical	142,000	17,129,140

NETHERLANDS — 3.7%
ASML Holding ADR, Cl G	262,000	25,982,540
Koninklijke Vopak	125,000	6,534,584

		32,517,124

SOUTH AFRICA — 2.5%
Naspers, Cl N	153,000	21,407,482

THAILAND — 3.8%
Airports of Thailand	1,165,000	9,717,974
CP ALL	17,097,000	23,284,324

		33,002,298

UNITED KINGDOM — 6.9%
ARM Holdings	1,313,000	20,647,943
ASOS *	375,000	19,910,986
Rolls-Royce Holdings	1,555,000	19,281,174

		59,840,103

UNITED STATES — 56.0%
Biogen *	80,000	25,502,400
BioMarin Pharmaceutical *	214,000	31,301,780
Cerner *	241,000	17,284,520
Charles Schwab	973,000	33,938,240
Discovery Communications, Cl C *	8,849	268,125
Facebook, Cl A *	466,000	43,808,660
FMC Technologies *	303,000	9,926,280

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — (continued)
Google, Cl A *	23,500	$15,451,250
Google, Cl C *	20,000	12,512,200
Illumina *	61,000	13,377,300
Kansas City Southern	182,000	18,052,580
Las Vegas Sands	360,000	20,174,400
LinkedIn, Cl A *	106,000	21,545,560
Medidata Solutions *	349,000	18,776,200
Monsanto	238,000	24,249,820
NIKE, Cl B	228,000	26,270,160
Priceline Group *	14,000	17,409,980
Regeneron Pharmaceuticals *	63,500	35,157,410
Schlumberger	245,000	20,290,900
Visa, Cl A	607,000	45,731,380
Workday, Cl A *	382,000	32,214,060

		483,243,205

TOTAL COMMON STOCK
(Cost $743,472,024)		828,929,033

TOTAL INVESTMENTS — 96.0%
(Cost $743,472,024)†		$828,929,033

Percentages are based on Net Assets of $863,018,482.
*	Non-income producing security.

ADR—American Depositary Receipt

Cl—Class

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $743,472,024, and the unrealized appreciation and depreciation were $108,748,601 and $(23,291,592), respectively.

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015